Expense Example, No Redemption - Prudential Day One 2040 Fund	R1 1 Year	R1 3 Years	R1 5 Years	R1 10 Years	R2 1 Year	R2 3 Years	R2 5 Years	R2 10 Years	R3 1 Year	R3 3 Years	R3 5 Years	R3 10 Years	R4 1 Year	R4 3 Years	R4 5 Years	R4 10 Years	R5 1 Year	R5 3 Years	R5 5 Years	R5 10 Years	R6 1 Year	R6 3 Years	R6 5 Years	R6 10 Years
USD ($)	117	3,218	5,626	9,548	92	385	701	1,595	77	345	634	1,457	66	3,324	5,800	9,692	56	265	491	1,141	41	207	387	909